Consolidated Statement of Financial Position - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Intangible assets		€ 39
Property, plant and equipment	€ 1,864	2,505
Non-current assets	1,864	2,544
Social securities and other taxes	1,243	396
Prepayments and other receivables	1,544	2,064
Cash and cash equivalents	105,580	48,099
Current assets	108,367	50,559
Total assets	110,231	53,103
Shareholders’ equity
Share capital	1,726	1,457
Share premium	235,744	148,763
Reserves	10,888	8,513
Accumulated deficit	(155,443)	(119,370)
Equity attributable to owners of the Company	92,915	39,363
Non-controlling interests	(230)	(38)
Total equity	92,685	39,325
Liabilities
Borrowings	9,386	5,284
Non-current liabilities	9,386	5,284
Borrowings		1,960
Trade payables	135	546
Social security and other taxes		1,019
Pension premiums	7
Deferred income	545	347
Other current liabilities	7,473	4,622
Current liabilities	8,160	8,494
Total liabilities	17,546	13,778
Total equity and liabilities	€ 110,231	€ 53,103